Income tax expense (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Income Tax Expense

	2025	2024	2023
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	7,033	7,435	6,690
Deferred tax expense/(benefit)	177	(988)	387

Total taxation expense	7,210	6,447	7,077

Summary of Factors Affecting Income Tax Expense

	2025	2024	2023
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	18,353	16,048	21,401

Tax on profit at Australian prima facie tax rate of 30 per cent	5,506	4,814	6,420

Derecognition of deferred tax assets and current year tax losses	1,036	666	526
Tax on remitted and unremitted foreign earnings	354	224	137
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses 1	78	737	(37)
Foreign exchange adjustments	21	(79)	94
Amounts (over)/under provided in prior years	(57)	(25)	(18)
Recognition of previously unrecognised tax assets	(127)	(110)	(109)
Impact of tax rates applicable outside of Australia	(1,132)	(556)	(558)
Other	451	344	236

Income tax expense	6,130	6,015	6,691

Royalty-related taxation (net of income tax benefit) 2	1,080	432	386

Total taxation expense	7,210	6,447	7,077

1
This item removes the prima facie tax effect on profit/(loss) from equity accounted investments, related impairments and expenses that are net of tax, with the exception of the Samarco forward exchange derivatives described in note 4 ‘Significant events – Samarco dam failure’, which are taxable.

2	Includes the revaluation of deferred tax balances in the year ended 30 June 2023, following the substantive enactment of the Chilean Royalty Bill, as presented in note 3 ‘Exceptional items’.

Summary of Income Tax Recognised in Other Comprehensive Income
Income tax recognised in other comprehensive income is as follows:

	2025	2024	2023
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
Gains/(losses) taken to equity	(104)	10	(29)
(Gains)/losses transferred to the income statement	118	(15)	45
Others	–	–	(11)

Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	14	(5)	5

Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	3	(13)	7

Income tax credit/(charge) relating to items that will not be reclassified to the income statement	3	(13)	7

Total income tax credit/(charge) relating to components of other comprehensive income 1	17	(18)	12

1
Included within total income tax relating to components of other comprehensive income is US$17 million relating to deferred taxes and US$ nil relating to current taxes (2024: US$(18) million and US$ nil; 2023: US$12 million and US$ nil).